Consolidated and Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,990	$ 9,624
Accounts receivable:
Oil and natural gas sales	17,017	21,418
Joint interest owners and other	1,427
Affiliates	8,497	8,670
Short-term derivative instruments	23,091	37,302
Prepaid expenses and other current assets	2,111	4,581
Total current assets	60,133	81,595
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method	1,038,962	862,915
Other	1,541	1,150
Accumulated depreciation, depletion and impairment	(178,135)	(128,775)
Oil and natural gas properties, net	862,368	735,290
Long-term derivative instruments	11,524	22,040
Restricted investments	68,024	63,619
Other long-term assets	4,141	4,292
Total assets	1,006,190	906,836
Current liabilities:
Accounts payable	1,033	9,134
Accounts payable - affiliates	1,738
Revenues payable	3,108	8,312
Accrued liabilities	12,448	13,907
Short-term derivative instruments	2,635	11,308
Total current liabilities	20,962	42,661
Long-term debt	460,300	254,900
Asset retirement obligations	78,286	73,072
Long-term derivative instruments	9,578	1,822
Other long-term liabilities	2,100	2,924
Total liabilities	571,226	375,379
Commitments and contingencies (Note 14)
Limited partners:
General partner (34,317 units outstanding at December 31, 2012 and 22,044 units outstanding at December 31, 2011)	450	426
Total partners' equity	321,810	303,168
Noncontrolling interest	5,261	5,157
Previous owners	107,893	223,132
Total equity	434,964	531,457
Total liabilities and equity	1,006,190	906,836
Limited Partners Common
Limited partners:
Limited partners units	301,204	241,034
Total equity	301,204	241,034
Subordinated units
Limited partners:
Limited partners units	$ 20,156	$ 61,708